Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 17,940,855	$ 605,292	$ 18,387,593	$ 18,837,089
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	13,152,419	443,739	12,728,014	13,529,739
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	2,257,296	76,157	1,855,674	986,403
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	1,798,585	60,681	3,087,835	2,928,591
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 732,555	$ 24,715	$ 716,070	$ 1,392,356